Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income and capital tax losses with a tax benefit, which are not recognised as deferred tax assets	$ 5,621	$ 5,589
Tax credits, which are not recognised as deferred tax assets	4,538	3,537
Gross amount of income tax losses not recognised	7,323	7,356
Gross amount of tax losses not recognized	20,694	20,850
Tax effect of total losses not recognised	5,621	5,589
Due not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	14	28
Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	16	10
Later than two years and not later than five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	46	43
Later than five years and not later than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	872	652
Later than 10 years and not later than 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, which are not recognised as deferred tax assets	972	745
Gross amount of income tax losses not recognised	623	1,003
Unlimited [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	5,752	5,620
Gross amount of capital tax losses not recognised	13,371	13,494
Not Later than 10 year[member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, which are not recognised as deferred tax assets	$ 3,566	$ 2,792